OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Changes in right-of-use assets and lease liabilities	Our right of use assets for long-term operating leases were as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	Admiral Schmidt and Vitus Bering Leases	Office Leases	Total
Balance at January 1, 2019 on adoption of ASC 842	198,405	3,844	—	3,079	205,328
Additions	3,545	—	27,607	—	31,152
Amortization	(16,159)	(1,041)	(2,190)	(419)	(19,809)
Impact of modification of operating leases	(161,818)	—	—	—	(161,818)
December 31, 2019	23,973	2,803	25,417	2,660	54,853
Our lease obligations for long-term operating leases were as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	Admiral Schmidt and Vitus Bering Leases	Office Leases	Total
Balance at January 1, 2019 on adoption of ASC 842	185,816	9,567	—	3,079	198,462
Additions	—	—	27,607	—	27,607
Repayments	(18,949)	(2,343)	(2,190)	(419)	(23,901)
Impact of modification of operating leases	(145,797)	—	—	—	(145,797)
Foreign exchange translation	—	—	—	16	16
December 31, 2019	21,070	7,224	25,417	2,676	56,387
Current portion	2,511	2,478	8,953	435	14,377
Non-current portion	18,559	4,746	16,464	2,241	42,010
Our right of use asset for our finance leases were as follows:

(in thousands of $)
Balance at December 31, 2017	2,061
Depreciation	(896)
Balance at December 31, 2018	1,165
Impact of modification of operating leases	193,717
Depreciation	(895)
Balance at December 31, 2019	193,987

Our lease obligations for our finance leases were as follows:

(in thousands of $)	SFL Leases	Golden Eclipse Lease	Total
Balance at January 1, 2019	—	7,435	7,435
Repayments	—	(5,650)	(5,650)
Impact of modification of operating leases	166,923	—	166,923
December 31, 2019	166,923	1,785	168,708
Current portion	15,717	1,785	17,502
Non-current portion	151,206	—	151,206

Schedule of Future Minimum Rental Payments for Operating Leases
The future minimum operating lease expense payments under our non-cancelable fixed rate operating leases as of December 31, 2018 are as follows:

(in thousands of $)
2019	35,613
2020	35,709
2021	35,613
2022	32,590
2023	28,177
Thereafter	110,357
278,059

Lessee, Operating Lease, Liability, Maturity	The future lease payments under our non-cancelable operating leases as of December 31, 2019 are as follows:

(in thousands of $)
2020	16,990
2021	18,694
2022	11,735
2023	3,356
2024	3,313
Thereafter	10,818
Total minimum lease payments	64,906
Less: Imputed interest	(8,519)
Present value of operating lease liabilities	56,387

Lessor, Operating Lease, Payments to be Received, Maturity
The future operating lease receipts under our non-cancelable fixed rate operating leases as of December 31, 2019 are as follows:

(in thousands of $)
2020	54,791
2021	850
2022	—
2023	—
2024	—
Thereafter	—
55,641